FAIR VALUE MEASUREMENTS - Activity within Level 3 of the fair value hierarchy, our notes receivable carried at fair value (Details) - Convertible Notes Receivable [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period
Initial recognition of notes receivable	6,500
Change in fair value recognized in earnings	(287)
Balance, end of period	$ 6,213